PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 202,789	$ 198,476
Accumulated depreciation	(132,309)	(127,642)
Depreciated cost	70,480	70,834
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,097	84,022
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	69,220	67,627
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,895	39,739
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,260	4,165
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	353	299
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,964	$ 2,624